GALLERY TRUST

Mondrian International Equity Fund (the “Fund”)

Supplement dated January 25, 2019

to the Fund’s Prospectus and Statement of Additional Information (the “SAI”), dated March 1, 2018

This supplement provides new and additional information
beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective February 28, 2019, Melissa J.A. Platt will no longer serve as a portfolio manager for the Fund. All references to Ms. Platt contained in the Fund’s Prospectus and SAI are hereby deleted effective February 28, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MON-SK-003-0100